UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Franklin U.S. Small Cap Equity Fund
Class A [LMBAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$95,887,045
Total Number of Portfolio Holdings*	301
Portfolio Turnover Rate	29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7203-STSR-0824

Franklin U.S. Small Cap Equity Fund
Class C [LMBCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$95	1.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$95,887,045
Total Number of Portfolio Holdings*	301
Portfolio Turnover Rate	29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7204-STSR-0824

Franklin U.S. Small Cap Equity Fund
Class FI [LGSCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$61	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$95,887,045
Total Number of Portfolio Holdings*	301
Portfolio Turnover Rate	29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7229-STSR-0824

Franklin U.S. Small Cap Equity Fund
Class I [LMSIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$46	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$95,887,045
Total Number of Portfolio Holdings*	301
Portfolio Turnover Rate	29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7122-STSR-0824

Franklin U.S. Small Cap Equity Fund
Class IS [LMBMX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$95,887,045
Total Number of Portfolio Holdings*	301
Portfolio Turnover Rate	29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7053-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Small Cap Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 2.3%
Interactive Media & Services — 2.1%
Cargurus Inc.	9,416	$246,699 *
EverQuote Inc., Class A Shares	19,634	409,565 *
MediaAlpha Inc., Class A Shares	11,008	144,975 *
TrueCar Inc.	97,444	305,000 *
Vimeo Inc.	62,161	231,860 *
Yelp Inc.	13,602	502,594 *
ZipRecruiter Inc., Class A Shares	18,995	172,665 *
Total Interactive Media & Services		2,013,358
Media — 0.2%
Gannett Co. Inc.	41,855	192,952 *

Total Communication Services		2,206,310
Consumer Discretionary — 9.9%
Automobile Components — 1.2%
Modine Manufacturing Co.	7,851	786,592 *
Patrick Industries Inc.	3,140	340,847
Total Automobile Components		1,127,439
Automobiles — 0.3%
Winnebago Industries Inc.	4,644	251,705
Broadline Retail — 0.6%
Dillard’s Inc., Class A Shares	803	353,633
Macy’s Inc.	10,463	200,890
Total Broadline Retail		554,523
Diversified Consumer Services — 0.9%
Chegg Inc.	12,529	39,592 *
Duolingo Inc.	2,300	479,941 *
Perdoceo Education Corp.	14,649	313,781
Total Diversified Consumer Services		833,314
Hotels, Restaurants & Leisure — 0.8%
Cracker Barrel Old Country Store Inc.	629	26,519
Light & Wonder Inc.	4,621	484,650 *
United Parks & Resorts Inc.	4,698	255,148 *
Total Hotels, Restaurants & Leisure		766,317
Household Durables — 1.4%
Hovnanian Enterprises Inc., Class A Shares	2,260	320,739 *
KB Home	5,904	414,343
M/I Homes Inc.	5,442	664,686 *
Total Household Durables		1,399,768
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.2%
JAKKS Pacific Inc.	13,312	$238,418 *
Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A Shares	4,537	806,860 *
American Eagle Outfitters Inc.	21,600	431,136
Carvana Co.	3,854	496,087 *
Dick’s Sporting Goods Inc.	2,257	484,916
Genesco Inc.	3,244	83,890 *
Signet Jewelers Ltd.	6,802	609,323
Stitch Fix Inc., Class A Shares	81,472	338,109 *
Total Specialty Retail		3,250,321
Textiles, Apparel & Luxury Goods — 1.1%
G-III Apparel Group Ltd.	10,000	270,700 *
Hanesbrands Inc.	61,018	300,819 *
Movado Group Inc.	7,324	182,075
Vera Bradley Inc.	43,178	270,294 *
Total Textiles, Apparel & Luxury Goods		1,023,888

Total Consumer Discretionary		9,445,693
Consumer Staples — 4.6%
Beverages — 1.0%
Coca-Cola Consolidated Inc.	848	920,080
Consumer Staples Distribution & Retail — 1.2%
Andersons Inc.	5,873	291,301
Sprouts Farmers Market Inc.	10,180	851,659 *
Total Consumer Staples Distribution & Retail		1,142,960
Food Products — 0.4%
Cal-Maine Foods Inc.	1,488	90,931
John B Sanfilippo & Son Inc.	3,140	305,114
Total Food Products		396,045
Personal Care Products — 1.8%
e.l.f. Beauty Inc.	4,400	927,168 *
Edgewell Personal Care Co.	6,656	267,505
Medifast Inc.	5,677	123,872
Nature’s Sunshine Products Inc.	17,228	259,626 *
USANA Health Sciences Inc.	3,800	171,912 *
Total Personal Care Products		1,750,083
Tobacco — 0.2%
Turning Point Brands Inc.	5,755	184,678

Total Consumer Staples		4,393,846
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 7.1%
Energy Equipment & Services — 1.4%
Helmerich & Payne Inc.	8,065	$291,469
Newpark Resources Inc.	42,000	349,020 *
Weatherford International PLC	5,800	710,210 *
Total Energy Equipment & Services		1,350,699
Oil, Gas & Consumable Fuels — 5.7%
Ardmore Shipping Corp.	14,935	336,485
California Resources Corp.	8,614	458,437
Delek U.S. Holdings Inc.	10,939	270,850
DHT Holdings Inc.	31,324	362,419
International Seaways Inc.	5,533	327,166
Murphy Oil Corp.	15,695	647,262
Par Pacific Holdings Inc.	8,500	214,625 *
PBF Energy Inc., Class A Shares	9,397	432,450
SandRidge Energy Inc.	32,849	424,738
Scorpio Tankers Inc.	4,698	381,900
SM Energy Co.	18,311	791,584
Teekay Tankers Ltd., Class A Shares	8,927	614,267
VAALCO Energy Inc.	34,791	218,140
Total Oil, Gas & Consumable Fuels		5,480,323

Total Energy		6,831,022
Financials — 16.2%
Banks — 7.3%
Amalgamated Financial Corp.	8,970	245,778
Associated Banc-Corp.	14,879	314,691
Axos Financial Inc.	8,967	512,464 *
Bancorp Inc.	7,000	264,320 *
BankUnited Inc.	12,529	366,724
Berkshire Hills Bancorp Inc.	14,649	333,997
Central Pacific Financial Corp.	8,998	190,758
Customers Bancorp Inc.	8,065	386,959 *
Eagle Bancorp Inc.	8,100	153,090
Equity Bancshares Inc., Class A Shares	7,481	263,331
Financial Institutions Inc.	7,847	151,604
First BanCorp	42,880	784,275
First Financial Corp.	5,179	191,002
Flushing Financial Corp.	15,695	206,389
HarborOne Bancorp Inc.	12,000	133,560
HomeStreet Inc.	5,755	65,607
HomeTrust Bancshares Inc.	6,278	188,528
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Hope Bancorp Inc.	25,270	$271,400
Independent Bank Corp.	6,000	162,000
Kearny Financial Corp.	23,851	146,684
Midland States Bancorp Inc.	11,136	252,230
Northeast Community Bancorp Inc.	14,000	249,480
Northfield Bancorp Inc.	15,810	149,879
OFG Bancorp	14,461	541,564
Preferred Bank	3,836	289,580
Sandy Spring Bancorp Inc.	8,881	216,341
Total Banks		7,032,235
Capital Markets — 0.7%
Artisan Partners Asset Management Inc., Class A Shares	9,860	406,922
Brightsphere Investment Group Inc.	10,871	241,010
Total Capital Markets		647,932
Consumer Finance — 1.1%
Bread Financial Holdings Inc.	2,877	128,199
Enova International Inc.	12,529	779,931 *
Navient Corp.	12,529	182,422
Total Consumer Finance		1,090,552
Financial Services — 4.7%
Essent Group Ltd.	8,000	449,520
International Money Express Inc.	14,095	293,740 *
Jackson Financial Inc., Class A Shares	11,746	872,258
MGIC Investment Corp.	35,054	755,414
Mr. Cooper Group Inc.	6,801	552,445 *
NMI Holdings Inc., Class A Shares	10,463	356,160 *
Radian Group Inc.	27,476	854,504
StoneCo Ltd., Class A Shares	28,974	347,398 *
Total Financial Services		4,481,439
Insurance — 1.9%
Ambac Financial Group Inc.	18,794	240,939 *
Employers Holdings Inc.	6,264	267,034
Enstar Group Ltd.	1,253	383,042 *
Genworth Financial Inc., Class A Shares	78,479	474,013 *
Greenlight Capital Re Ltd., Class A Shares	15,000	196,500 *
HCI Group Inc.	2,479	228,490
Total Insurance		1,790,018
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corp.	22,710	$256,396
TPG RE Finance Trust Inc.	29,410	254,102
Total Mortgage Real Estate Investment Trusts (REITs)		510,498

Total Financials		15,552,674
Health Care — 15.5%
Biotechnology — 7.4%
ACADIA Pharmaceuticals Inc.	14,252	231,595 *
ADMA Biologics Inc.	20,810	232,656 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Agios Pharmaceuticals Inc.	2,774	119,615 *
Alkermes PLC	12,529	301,949 *
Amicus Therapeutics Inc.	17,541	174,007 *
Anika Therapeutics Inc.	3,923	99,369 *
Aptevo Therapeutics Inc.	233	71 *
Arcellx Inc.	4,150	229,038 *
Arcturus Therapeutics Holdings Inc.	5,873	143,007 *
Ardelyx Inc.	52,997	392,708 *
Aurinia Pharmaceuticals Inc.	18,794	107,314 *
Blueprint Medicines Corp.	3,400	366,452 *
CareDx Inc.	9,000	139,770 *
Catalyst Pharmaceuticals Inc.	9,000	139,410 *
Dynavax Technologies Corp.	9,000	101,070 *
Entrada Therapeutics Inc.	4,000	57,000 *
Fate Therapeutics Inc.	14,879	48,803 *
Fennec Pharmaceuticals Inc.	9,810	59,939 *
Halozyme Therapeutics Inc.	8,500	445,060 *
Heron Therapeutics Inc.	21,926	76,741 *
Insmed Inc.	1,391	93,197 *
Ironwood Pharmaceuticals Inc.	19,698	128,431 *
Janux Therapeutics Inc.	2,238	93,750 *
Kiniksa Pharmaceuticals International PLC	9,788	182,742 *
Krystal Biotech Inc.	1,471	270,134 *
MannKind Corp.	27,062	141,264 *
MiMedx Group Inc.	26,884	186,306 *
Myriad Genetics Inc.	6,776	165,741 *
Nuvalent Inc., Class A Shares	930	70,550 *
Organogenesis Holdings Inc.	17,172	48,082 *
PDL BioPharma Inc.	152,500	24,791 *(a)(b)
Precigen Inc.	26,159	41,331 *
Protagonist Therapeutics Inc.	5,000	173,250 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Protalix BioTherapeutics Inc.	30,000	$35,100 *
PTC Therapeutics Inc.	5,186	158,588 *
Rhythm Pharmaceuticals Inc.	4,471	183,579 *
Rigel Pharmaceuticals Inc.	6,656	54,715 *
TG Therapeutics Inc.	15,220	270,764 *
Twist Bioscience Corp.	4,100	202,048 *
Vanda Pharmaceuticals Inc.	14,649	82,767 *
Vaxcyte Inc.	939	70,904 *
Veracyte Inc.	7,187	155,742 *
Vericel Corp.	3,500	160,580 *
Viking Therapeutics Inc.	4,348	230,487 *
Voyager Therapeutics Inc.	13,446	106,358 *
Xencor Inc.	5,647	106,898 *
Y-mAbs Therapeutics Inc.	14,879	179,738 *
Total Biotechnology		7,083,411
Health Care Equipment & Supplies — 2.3%
Haemonetics Corp.	4,300	355,739 *
Integer Holdings Corp.	3,529	408,623 *
iRadimed Corp.	3,295	144,782
Lantheus Holdings Inc.	2,350	188,681 *
OraSure Technologies Inc.	35,379	150,714 *
Semler Scientific Inc.	6,734	231,650 *
Surmodics Inc.	6,119	257,243 *
Tactile Systems Technology Inc.	18,951	226,275 *
Zynex Inc.	25,059	233,550 *
Total Health Care Equipment & Supplies		2,197,257
Health Care Providers & Services — 3.4%
Addus HomeCare Corp.	2,878	334,165 *
Cross Country Healthcare Inc.	10,180	140,891 *
Ensign Group Inc.	7,539	932,499
Hims & Hers Health Inc.	17,768	358,736 *
Joint Corp.	7,847	110,329 *
Owens & Minor Inc.	15,000	202,500 *
PetIQ Inc.	23,493	518,255 *
Surface Oncology Inc., CVR	43,029	4,800 *(a)(b)
Tenet Healthcare Corp.	5,228	695,481 *
Total Health Care Providers & Services		3,297,656
Health Care Technology — 0.4%
HealthStream Inc.	13,434	374,809
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 0.2%
Codexis Inc.	27,408	$84,965 *
Harvard Bioscience Inc.	14,000	39,900 *
Quanterix Corp.	5,481	72,404 *
Total Life Sciences Tools & Services		197,269
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals Inc.	21,000	133,350 *
Amphastar Pharmaceuticals Inc.	6,801	272,040 *
ANI Pharmaceuticals Inc.	1,410	89,789 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Cara Therapeutics Inc.	10,463	2,699 *
Collegium Pharmaceutical Inc.	4,000	128,800 *
Corcept Therapeutics Inc.	6,264	203,517 *
Harmony Biosciences Holdings Inc.	7,000	211,190 *
Innoviva Inc.	12,397	203,311 *
Ligand Pharmaceuticals Inc.	3,500	294,910 *
SIGA Technologies Inc.	9,867	74,891
Theravance Biopharma Inc.	7,847	66,543 *
Total Pharmaceuticals		1,681,040

Total Health Care		14,831,442
Industrials — 17.0%
Aerospace & Defense — 0.9%
AAR Corp.	7,847	570,477 *
Redwire Corp.	36,843	264,164 *
Total Aerospace & Defense		834,641
Building Products — 0.4%
Apogee Enterprises Inc.	5,716	359,165
Commercial Services & Supplies — 1.3%
Cimpress PLC	3,788	331,867 *
GEO Group Inc.	18,311	262,946 *
Interface Inc.	18,386	269,906
Steelcase Inc., Class A Shares	25,669	332,670
Total Commercial Services & Supplies		1,197,389
Construction & Engineering — 2.0%
Argan Inc.	6,639	485,709
Dycom Industries Inc.	4,186	706,430 *
Limbach Holdings Inc.	6,900	392,817 *
Tutor Perini Corp.	15,222	331,535 *
Total Construction & Engineering		1,916,491
Electrical Equipment — 3.0%
Atkore Inc.	3,756	506,797
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Encore Wire Corp.	2,350	$681,100
EnerSys	4,115	425,985
NEXTracker Inc., Class A Shares	11,284	528,994 *
Powell Industries Inc.	2,859	409,981
Thermon Group Holdings Inc.	9,652	296,895 *
Total Electrical Equipment		2,849,752
Machinery — 3.0%
Blue Bird Corp.	12,000	646,200 *
Briggs & Stratton Corp.	158,200	0 *(a)(b)(c)
Greenbrier Cos. Inc.	8,736	432,869
Mueller Industries Inc.	8,315	473,456
REV Group Inc.	11,249	279,988
Tennant Co.	3,361	330,857
Terex Corp.	9,416	516,373
Wabash National Corp.	9,397	205,230
Total Machinery		2,884,973
Marine Transportation — 0.5%
Matson Inc.	4,000	523,880
Passenger Airlines — 0.7%
SkyWest Inc.	8,466	694,805 *
Professional Services — 2.2%
Barrett Business Services Inc.	13,160	431,253
CRA International Inc.	3,663	630,842
ExlService Holdings Inc.	8,678	272,142 *
Kforce Inc.	7,118	442,242
TrueBlue Inc.	10,437	107,501 *
Upwork Inc.	25,275	271,706 *
Total Professional Services		2,155,686
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies Inc.	2,464	478,016
BlueLinx Holdings Inc.	5,952	554,072 *
Boise Cascade Co.	4,186	499,055
DNOW Inc.	49,133	674,596 *
Global Industrial Co.	7,090	222,342
MRC Global Inc.	36,623	472,803 *
Total Trading Companies & Distributors		2,900,884

Total Industrials		16,317,666
Information Technology — 15.9%
Communications Equipment — 0.8%
Extreme Networks Inc.	23,543	316,653 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Communications Equipment — continued
Infinera Corp.	46,986	$286,145 *
NETGEAR Inc.	11,746	179,714 *
Total Communications Equipment		782,512
Electronic Equipment, Instruments & Components — 2.4%
Arlo Technologies Inc.	35,210	459,138 *
Bel Fuse Inc., Class B Shares	5,000	326,200
Benchmark Electronics Inc.	8,592	339,040
Insight Enterprises Inc.	2,314	459,005 *
Sanmina Corp.	6,278	415,918 *
ScanSource Inc.	6,418	284,382 *
Total Electronic Equipment, Instruments & Components		2,283,683
IT Services — 0.9%
Couchbase Inc.	19,577	357,476 *
DigitalOcean Holdings Inc.	9,553	331,967 *
Unisys Corp.	34,184	141,180 *
Total IT Services		830,623
Semiconductors & Semiconductor Equipment — 3.0%
Amkor Technology Inc.	20,360	814,807
Axcelis Technologies Inc.	3,916	556,816 *
Kulicke & Soffa Industries Inc.	7,831	385,207
Onto Innovation Inc.	2,707	594,349 *
Photronics Inc.	20,927	516,269 *
Total Semiconductors & Semiconductor Equipment		2,867,448
Software — 5.8%
8x8 Inc.	38,372	85,186 *
A10 Networks Inc.	26,891	372,440
Alarm.com Holdings Inc.	3,924	249,331 *
Appfolio Inc., Class A Shares	2,746	671,589 *
Box Inc., Class A Shares	12,529	331,267 *
Cleanspark Inc.	11,521	183,760 *
CommVault Systems Inc.	6,610	803,578 *
Domo Inc., Class B Shares	3,138	24,225 *
eGain Corp.	16,166	102,008 *
InterDigital Inc.	3,446	401,666
LiveRamp Holdings Inc.	9,880	305,687 *
Qualys Inc.	3,977	567,120 *
Varonis Systems Inc.	10,571	507,091 *
Weave Communications Inc.	26,000	234,520 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Yext Inc.	31,324	$167,583 *
Zeta Global Holdings Corp., Class A Shares	31,188	550,468 *
Total Software		5,557,519
Technology Hardware, Storage & Peripherals — 3.0%
Immersion Corp.	30,000	282,300
Super Micro Computer Inc.	2,607	2,136,045 *
Turtle Beach Corp.	19,280	276,475 *
Xerox Holdings Corp.	16,600	192,892
Total Technology Hardware, Storage & Peripherals		2,887,712

Total Information Technology		15,209,497
Materials — 4.1%
Chemicals — 1.4%
Core Molding Technologies Inc.	8,000	127,520 *
Hawkins Inc.	4,217	383,747
Kronos Worldwide Inc.	21,785	273,402
Rayonier Advanced Materials Inc.	33,307	181,190 *
Tronox Holdings PLC	20,169	316,451
Total Chemicals		1,282,310
Containers & Packaging — 0.2%
Pactiv Evergreen Inc.	18,878	213,699
Metals & Mining — 2.1%
Arch Resources Inc.	1,975	300,654
Carpenter Technology Corp.	4,351	476,782
Kaiser Aluminum Corp.	3,751	329,713
Olympic Steel Inc.	5,413	242,665
SunCoke Energy Inc.	66,847	655,101
Total Metals & Mining		2,004,915
Paper & Forest Products — 0.4%
Sylvamo Corp.	5,873	402,888

Total Materials		3,903,812
Real Estate — 4.8%
Diversified REITs — 0.3%
American Assets Trust Inc.	11,967	267,821
Health Care REITs — 1.2%
Diversified Healthcare Trust	107,000	326,350
National Health Investors Inc.	5,794	392,428
Sabra Health Care REIT Inc.	30,000	462,000
Total Health Care REITs		1,180,778
Hotel & Resort REITs — 1.1%
DiamondRock Hospitality Co.	51,435	434,626
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotel & Resort REITs — continued
Pebblebrook Hotel Trust	13,602	$187,027
Ryman Hospitality Properties Inc.	1,958	195,526
Summit Hotel Properties Inc.	45,000	269,550
Total Hotel & Resort REITs		1,086,729
Industrial REITs — 0.3%
Innovative Industrial Properties Inc.	3,043	332,356
Office REITs — 0.4%
Brandywine Realty Trust	45,200	202,496
Piedmont Office Realty Trust Inc., Class A Shares	18,572	134,647
Total Office REITs		337,143
Real Estate Management & Development — 0.6%
Forestar Group Inc.	8,700	278,313 *
Kennedy-Wilson Holdings Inc.	34,316	333,552
Total Real Estate Management & Development		611,865
Retail REITs — 0.6%
Alexander’s Inc.	854	192,030
Tanger Inc.	12,500	338,875
Total Retail REITs		530,905
Specialized REITs — 0.3%
Farmland Partners Inc.	25,501	294,027

Total Real Estate		4,641,624
Utilities — 2.0%
Electric Utilities — 0.8%
ALLETE Inc.	5,755	358,824
Genie Energy Ltd., Class B Shares	8,622	126,054
Otter Tail Corp.	3,332	291,850
Total Electric Utilities		776,728
Gas Utilities — 0.4%
Southwest Gas Holdings Inc.	5,667	398,843
Independent Power and Renewable Electricity Producers — 0.3%
Montauk Renewables Inc.	45,501	259,356 *
Water Utilities — 0.5%
Consolidated Water Co. Ltd.	18,829	499,722

Total Utilities		1,934,649
Total Investments before Short-Term Investments (Cost — $77,120,049)		95,268,235
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $670,805)	5.201%	670,805	$670,805 (d)
Total Investments — 100.1% (Cost — $77,790,854)			95,939,040
Liabilities in Excess of Other Assets — (0.1)%			(51,995)
Total Net Assets — 100.0%			$95,887,045

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments, at value (Cost — $77,790,854)	$95,939,040
Dividends receivable	45,349
Receivable for Fund shares sold	24,223
Other assets	120,018
Prepaid expenses	22,697
Total Assets	96,151,327
Liabilities:
Trustees’ fees payable	121,788
Investment management fee payable	38,915
Payable for Fund shares repurchased	26,889
Fund accounting fees payable	22,060
Transfer agent fees payable	20,786
Audit and tax fees payable	19,707
Service and/or distribution fees payable	14,072
Accrued expenses	65
Total Liabilities	264,282
Total Net Assets	$95,887,045
Net Assets:
Par value (Note 7)	$74
Paid-in capital in excess of par value	78,557,285
Total distributable earnings (loss)	17,329,686
Total Net Assets	$95,887,045
Net Assets:
Class A	$66,243,102
Class C	$698,639
Class FI	$22,527
Class I	$2,148,416
Class IS	$26,774,361
Shares Outstanding:
Class A	5,112,915
Class C	62,765
Class FI	1,863
Class I	159,419
Class IS	2,064,536
Net Asset Value:
Class A (and redemption price)	$12.96
Class C*	$11.13
Class FI (and redemption price)	$12.09
Class I (and redemption price)	$13.48
Class IS (and redemption price)	$12.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$13.71

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Dividends	$729,225
Less: Foreign taxes withheld	(2,619)
Total Investment Income	726,606
Expenses:
Investment management fee (Note 2)	331,425
Service and/or distribution fees (Notes 2 and 5)	84,720
Transfer agent fees (Notes 2 and 5)	66,758
Registration fees	36,302
Fund accounting fees	33,207
Audit and tax fees	19,457
Legal fees	14,382
Shareholder reports	7,306
Trustees’ fees	3,032
Fees recaptured by investment manager (Note 2)	485
Commitment fees (Note 8)	411
Insurance	377
Interest expense	29
Custody fees	9
Miscellaneous expenses	3,171
Total Expenses	601,071
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(93,980)
Net Expenses	507,091
Net Investment Income	219,515
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(365,858)
Futures contracts	35,150
Net Realized Loss	(330,708)
Change in Net Unrealized Appreciation (Depreciation) From Investments	3,300,700
Net Gain on Investments and Futures Contracts	2,969,992
Increase in Net Assets From Operations	$3,189,507
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$219,515	$500,085
Net realized gain (loss)	(330,708)	2,232,349
Change in net unrealized appreciation (depreciation)	3,300,700	14,514,425
Increase in Net Assets From Operations	3,189,507	17,246,859
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(400,004)	(3,663,371)
Decrease in Net Assets From Distributions to Shareholders	(400,004)	(3,663,371)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,976,189	10,409,204
Reinvestment of distributions	398,834	3,653,575
Cost of shares repurchased	(9,252,906)	(33,873,019)
Decrease in Net Assets From Fund Share Transactions	(1,877,883)	(19,810,240)
Increase (Decrease) in Net Assets	911,620	(6,226,752)
Net Assets:
Beginning of period	94,975,425	101,202,177
End of period	$95,887,045	$94,975,425
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.59	$11.02	$13.71	$13.09	$12.22	$10.29
Income (loss) from operations:
Net investment income	0.02	0.04	0.01	0.04	0.04	0.04
Net realized and unrealized gain (loss)	0.40	1.98	(2.14)	3.84	1.29	2.05
Total income (loss) from operations	0.42	2.02	(2.13)	3.88	1.33	2.09
Less distributions from:
Net investment income	(0.05)	(0.01)	(0.04)	(0.00)[3]	(0.10)	(0.02)
Net realized gains	—	(0.44)	(0.52)	(3.26)	(0.36)	(0.14)
Total distributions	(0.05)	(0.45)	(0.56)	(3.26)	(0.46)	(0.16)
Net asset value, end of period	$12.96	$12.59	$11.02	$13.71	$13.09	$12.22
Total return[4]	3.37%	18.54%	(15.42)%	30.03%	10.99%	20.43%
Net assets, end of period (000s)	$66,243	$64,794	$56,113	$68,716	$12,128	$13,223
Ratios to average net assets:
Gross expenses	1.40%[5,6]	1.44%	1.36%	1.32%	1.27%	1.24%
Net expenses[7,8]	1.20 [5,6]	1.20	1.20	1.19	1.14	1.12
Net investment income	0.33 [6]	0.37	0.08	0.23	0.37	0.38
Portfolio turnover rate	29%	34%	31%[9]	39%	37%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2025, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.86	$9.62	$12.10	$11.95	$11.17	$9.47
Income (loss) from operations:
Net investment loss	(0.02)	(0.04)	(0.07)	(0.12)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.34	1.72	(1.89)	3.53	1.18	1.89
Total income (loss) from operations	0.32	1.68	(1.96)	3.41	1.14	1.84
Less distributions from:
Net investment income	(0.05)	—	—	—	—	—
Net realized gains	—	(0.44)	(0.52)	(3.26)	(0.36)	(0.14)
Total distributions	(0.05)	(0.44)	(0.52)	(3.26)	(0.36)	(0.14)
Net asset value, end of period	$11.13	$10.86	$9.62	$12.10	$11.95	$11.17
Total return[3]	2.99%	17.68%	(16.08)%	28.92%	10.16%	19.52%
Net assets, end of period (000s)	$699	$478	$366	$326	$640	$1,125
Ratios to average net assets:
Gross expenses	2.08%[4,5]	2.14%	2.11%	2.04%	2.05%	2.04%[4]
Net expenses[6,7]	1.88 [4,5]	1.95	1.95	1.95	1.91	1.93 [4]
Net investment loss	(0.35)[5]	(0.38)	(0.64)	(0.84)	(0.42)	(0.42)
Portfolio turnover rate	29%	34%	31%[8]	39%	37%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2025, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.75	$10.32	$12.86	$12.45	$11.61	$9.78
Income (loss) from operations:
Net investment income	0.02	0.04	0.01	0.00 [3]	0.02	0.04
Net realized and unrealized gain (loss)	0.37	1.84	(2.00)	3.67	1.24	1.95
Total income (loss) from operations	0.39	1.88	(1.99)	3.67	1.26	1.99
Less distributions from:
Net investment income	(0.05)	(0.01)	(0.03)	—	(0.06)	(0.02)
Net realized gains	—	(0.44)	(0.52)	(3.26)	(0.36)	(0.14)
Total distributions	(0.05)	(0.45)	(0.55)	(3.26)	(0.42)	(0.16)
Net asset value, end of period	$12.09	$11.75	$10.32	$12.86	$12.45	$11.61
Total return[4]	3.36%	18.47%	(15.37)%	29.85%	10.94%	20.42%
Net assets, end of period (000s)	$23	$20	$18	$23	$18	$150
Ratios to average net assets:
Gross expenses	1.62%[5]	1.67%	1.78%	1.77%	1.72%	1.41%[6]
Net expenses[7,8]	1.20 [5]	1.20	1.20	1.20	1.20	1.20 [6]
Net investment income	0.34 [5]	0.37	0.09	0.03	0.24	0.33
Portfolio turnover rate	29%	34%	31%[9]	39%	37%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2025, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.07	$11.43	$14.18	$13.43	$12.52	$10.53
Income (loss) from operations:
Net investment income	0.04	0.08	0.05	0.04	0.07	0.07
Net realized and unrealized gain (loss)	0.42	2.05	(2.21)	3.97	1.33	2.11
Total income (loss) from operations	0.46	2.13	(2.16)	4.01	1.40	2.18
Less distributions from:
Net investment income	(0.05)	(0.05)	(0.07)	(0.00)[3]	(0.13)	(0.05)
Net realized gains	—	(0.44)	(0.52)	(3.26)	(0.36)	(0.14)
Total distributions	(0.05)	(0.49)	(0.59)	(3.26)	(0.49)	(0.19)
Net asset value, end of period	$13.48	$13.07	$11.43	$14.18	$13.43	$12.52
Total return[4]	3.55%	18.81%	(15.10)%	30.22%	11.26%	20.74%
Net assets, end of period (000s)	$2,148	$2,125	$1,555	$2,274	$3,718	$4,257
Ratios to average net assets:
Gross expenses	1.10%[5,6]	1.15%	1.11%	1.03%	1.06%	1.05%[5]
Net expenses[7,8]	0.90 [5,6]	0.90	0.90	0.90	0.90	0.90 [5]
Net investment income	0.63 [6]	0.67	0.37	0.27	0.60	0.58
Portfolio turnover rate	29%	34%	31%[9]	39%	37%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2025, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.57	$11.01	$13.73	$13.07	$12.19	$10.26
Income (loss) from operations:
Net investment income	0.05	0.09	0.05	0.07	0.08	0.09
Net realized and unrealized gain (loss)	0.40	1.97	(2.12)	3.85	1.30	2.05
Total income (loss) from operations	0.45	2.06	(2.07)	3.92	1.38	2.14
Less distributions from:
Net investment income	(0.05)	(0.06)	(0.13)	(0.00)[3]	(0.14)	(0.07)
Net realized gains	—	(0.44)	(0.52)	(3.26)	(0.36)	(0.14)
Total distributions	(0.05)	(0.50)	(0.65)	(3.26)	(0.50)	(0.21)
Net asset value, end of period	$12.97	$12.57	$11.01	$13.73	$13.07	$12.19
Total return[4]	3.62%	18.95%	(14.92)%	30.38%	11.47%	20.92%
Net assets, end of period (000s)	$26,774	$27,559	$43,150	$118,348	$122,658	$126,394
Ratios to average net assets:
Gross expenses	0.95%[5]	0.94%	0.88%	0.84%	0.89%	0.86%[6]
Net expenses[7,8]	0.75 [5]	0.75	0.75	0.75	0.75	0.75 [6]
Net investment income	0.79 [5]	0.78	0.39	0.46	0.76	0.77
Portfolio turnover rate	29%	34%	31%[9]	39%	37%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for
Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$14,801,851	—	$29,591	$14,831,442
Industrials	16,317,666	—	0 *	16,317,666
Other Common Stocks	64,119,127	—	—	64,119,127
Total Long-Term Investments	95,238,644	—	29,591	95,268,235
Short-Term Investments†	670,805	—	—	670,805
Total Investments	$95,909,449	—	$29,591	$95,939,040

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent FTFA receives a management fee after taking into account its
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
contractual obligation to limit expenses as discussed below, FTFA pays Franklin Advisers monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2025, but may be terminated at any time by FTFA.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $93,980.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires December 31, 2024	$48,175	$463	$119	$4,746	$109,106
Expires December 31, 2025	95,430	413	109	3,753	93,420
Expires December 31, 2026	134,801	747	84	4,198	69,411
Expires December 31, 2027	64,644	626	47	2,118	26,545
Total fee waivers/expense reimbursements subject to recapture	$343,050	$2,249	$359	$14,815	$298,482

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

For the six months ended June 30, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class C	Class I
FTFA recaptured	$330	$15	$140
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,489 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$10,461
CDSCs	4
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fee payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
As of June 30, 2024, Franklin Resources and its affiliates owned 27% of the Fund.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$27,887,204
Sales	29,529,541
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$77,790,854	$26,340,220	$(8,192,034)	$18,148,186
4. Derivative instruments and hedging activities
At June 30, 2024, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$35,150
During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$154,153

†	At June 30, 2024, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$81,532	$64,784
Class C	3,160	399
Class FI	28	48
Class I	—	1,420
Class IS	—	107
Total	$84,720	$66,758
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$64,644
Class C	626
Class FI	47
Class I	2,118
Class IS	26,545
Total	$93,980
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$276,379	$58,954
Class C	3,370	—
Class FI	100	23
Class I	8,555	7,563
Class IS	111,600	133,467
Total	$400,004	$200,007
Net Realized Gains:
Class A	—	$2,183,808
Class C	—	15,994
Class FI	—	724
Class I	—	65,686
Class IS	—	1,197,152
Total	—	$3,463,364
7. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	397,120	$5,114,018	549,422	$6,288,217
Shares issued on reinvestment	21,389	275,490	185,855	2,235,095
Shares repurchased	(452,787)	(5,817,117)	(678,293)	(7,717,118)
Net increase (decrease)	(34,278)	$(427,609)	56,984	$806,194
Class C
Shares sold	37,225	$402,510	15,761	$161,038
Shares issued on reinvestment	305	3,370	1,540	15,988
Shares repurchased	(18,762)	(202,660)	(11,351)	(111,332)
Net increase	18,768	$203,220	5,950	$65,694
Class FI
Shares sold	299	$3,518	210	$2,206
Shares issued on reinvestment	8	100	67	747
Shares repurchased	(154)	(1,860)	(305)	(3,189)
Net increase (decrease)	153	$1,758	(28)	$(236)
Class I
Shares sold	30,905	$415,413	57,090	$682,543
Shares issued on reinvestment	618	8,274	5,670	71,127
Shares repurchased	(34,641)	(466,536)	(36,268)	(424,767)
Net increase (decrease)	(3,118)	$(42,849)	26,492	$328,903
Class IS
Shares sold	82,380	$1,040,730	299,067	$3,275,200
Shares issued on reinvestment	8,658	111,600	111,711	1,330,618
Shares repurchased	(218,459)	(2,764,733)	(2,139,337)	(25,616,613)
Net decrease	(127,421)	$(1,612,403)	(1,728,559)	$(21,010,795)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
Franklin U.S. Small Cap Equity Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin U.S. Small Cap Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager.  The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management.  Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements.  Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided.  The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.  The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral.  The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility.  The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process.  Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Agreements.  The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present.  The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review.  In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below.  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.  Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year.  The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers.  The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services.  The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments.  The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered the risks

Franklin U.S. Small Cap Equity Fund

associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund.  The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers.  The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager.  The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions.  The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”).  The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as small-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively.  The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.  The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.  The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers.  The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts.  The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 15 small-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap core funds (including the Fund) (the “Expense Universe”).  This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group

Franklin U.S. Small Cap Equity Fund

and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe.  This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe.  The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund.  The Board also received profitability information with respect to the Legg Mason Funds complex as a whole.  The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data.  It was noted that the allocation methodologies had been reviewed by an outside consultant.  The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.  The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
 In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.
Franklin U.S. Small Cap Equity Fund

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Franklin
U.S. Small Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin U.S. Small Cap Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin U.S. Small Cap Equity Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90190-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 14, 2024